Advance payment for sportsbook software (Details) € in Millions, $ in Millions			6 Months Ended
	May 08, 2024 EUR (€)	May 08, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 08, 2024 USD ($)
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 142.4					$ 167.0
Contingent payments	€ 210.0	$ 246.3
Tranche prepayments, current			€ 15.1		$ 17.7
Minimum
Prepayment for Sportsbook Software [Line Items]
Earnout payments percentage	0.00%	0.00%
Maximum
Prepayment for Sportsbook Software [Line Items]
Earnout payments percentage	8.00%	8.00%
Tranche One
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 102.4					120.1
Tranche Two
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 20.0		117.6		$ 137.9	$ 23.5
Number of days	60 days					60 days
Totaling equivalent			€ 4.8	$ 5.5
Tranche Three
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 20.0					$ 23.5